Trading revenues (Tables)	12 Months Ended
Dec. 31, 2011
Trading revenues
Trading revenues

in	2011	2010	2009

Trading revenues (CHF million)

Interest rate products	6,794	5,866	9,850

Foreign exchange products	(4,433)	2,258	314

Equity/index-related products	1,644	2,211	4,427

Credit products	522	(1,644)	(3,971)

Commodity, emission and energy products	361	323	560

Other products	132	324	971

Total	5,020	9,338	12,151

Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.